Fees Summary	May 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,997,857,500
Previously Paid Amount	0
Total Fee Amount	305,871.98
Total Offset Amount	$ 0
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $1,997,857,500.00. The prospectus is a final prospectus for the related offering.
Net Fee	$ 305,871.98
Narrative - Max Aggregate Offering Price	$ 1,997,857,500
Final Prospectus	true